Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information
Entity Registrant Name	Vipshop Holdings Ltd
Entity Central Index Key	0001529192
Document Type	F-3
Document Period End Date	Dec. 31, 2013
Amendment Flag	false